Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
REVENUE	$ 26,242,214	$ 24,023,532
COST OF REVENUE	22,666,775	20,676,106
GROSS PROFIT	3,575,439	3,347,426
RECOVERY OF DOUBTFUL ACCOUNTS	258,378	696,833
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	(3,341,973)	(2,774,616)
RESEARCH AND DEVELOPMENT EXPENSES	(125,553)	(786,934)
AMORTIZATION OF DEFERRED STOCK COMPENSATION	(1,412,500)
(LOSS) INCOME FROM OPERATIONS	(1,046,209)	482,709
OTHER INCOME (EXPENSE), NET
Other (expense) income, net	(2,943)	(22)
Interest income	1,666	4,326
Interest expense	(891,756)	(563,592)
Finance expense	(6,087)	(2,404)
Estimated claims charges	(1,126,384)	(2,615,412)
TOTAL OTHER EXPENSE, NET	(2,025,504)	(3,177,104)
LOSS BEFORE PROVISION FOR INCOME TAXES	(3,071,713)	(2,694,395)
PROVISION FOR INCOME TAXES
NET LOSS	(3,071,713)	(2,694,395)
COMPREHENSIVE INCOME (LOSS)
Net loss	(3,071,713)	(2,694,395)
Other comprehensive (loss) income - foreign currency translation (loss) gain	(394,719)	622,705
COMPREHENSIVE LOSS	$ (3,466,432)	$ (2,071,690)
Loss per ordinary share:
Basic	$ (0.55)	$ (1.18)
Diluted	$ (0.55)	$ (1.18)
Weighted average number of shares outstanding:
Basic	5,563,705	2,280,799
Diluted	5,563,705	2,280,799